ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2026
Receivables, Net, Current [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable as of June 30, 2026 and December 31, 2025 consisted of the following:

	June 30, 2026	December 31, 2025
Accounts receivable	$14,951,474	$13,956,417
Less: allowance for doubtful accounts	(385,532)	(374,065)
Accounts receivable, net	$14,565,942	$13,582,352

The average accounts receivable turnover period was approximately 212 days and 205 days for the fiscal periods ended June 30, 2026 and December 31, 2025, respectively.

Changes of allowance for doubtful accounts for the fiscal periods ended June 30, 2026 and December 31, 2025 were as follow:

	June 30, 2026	December 31, 2025
Beginning balance	$(374,065)	$(259,555)
Provision adjustment for accounts receivable	-	(103,145)
Exchange difference	(11,467)	(11,365)
Ending balance	$(385,532)	$(374,065)